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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_];  Amendment Number: ______

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Blackstone Group L.P.
Address:  345 Park Avenue
          New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert L. Friedman
Title:  Authorized Person
Phone:  (212) 583-5000

Signature, Place, and Date of Signing:

/s/ Robert L. Friedman    New York, NY     May 17, 2010
----------------------    --------------   ------------
     [Signature]          [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $3,484,979 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Number  Form 13F File Number                Name
        ------  --------------------                ----
          1           28-13113       Blackstone Capital Partners V L.P.

          2           28-12332            GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                          FORM 13F INFORMATION TABLE

                           THE BLACKSTONE GROUP L.P.

                       FOR QUARTER ENDED MARCH 31, 2010

                                                                                                        Voting Authority
                                                   Value (x Shrs or prn SH/ Put/ Investment  Other   ----------------------
Name of Issuer          Title of Class    CUSIP     $1000)      amt     PRN Call Discretion Managers    Sole    Shared None
--------------          -------------- ----------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE DATA SYSTEMS
  CORP                   COM           018581108   $ 96,406  1,513,677  SH          SOLE       1      1,513,677
BEAZER HOMES USA INC     COM           07556Q 10 5 $  9,930  2,187,231  SH          SOLE       2      2,187,231
BIOSCRIP INC             COM           09069N 10 8 $  2,527    316,327  SH          SOLE                316,327
CHINA DIGITAL TV HLDG
  CO LTD                 SPON ADR      16938G 10 7 $    704     95,900  SH          SOLE                 95,900
CHINA PETE & CHEM CORP   SPON ADR
                         H SHS         16941R108   $    552      6,714  SH          SOLE                  6,714
COGNIZANT TECHNOLOGY
  SOLUTIO                CL A          192446102   $  1,427     28,000  SH          SOLE                 28,000
DR REDDYS LABS LTD       ADR           256135203   $  1,615     57,200  SH          SOLE                 57,200
GRAHM PACKAGING
  HOLDINGS COMPANY       COM           384701 10 8 $505,709 40,295,506  SH          SOLE             40,295,506
HOLLYSYS AUTOMATION
  TECHNOLO               SHS           G45667 10 5 $    255     22,193  SH          SOLE                 22,193
HSBC HLDGS PLC           SPON ADR
                         NEW           404280406   $    495      9,775  SH          SOLE                  9,775
ICICI BK LTD             ADR           45104G104   $  5,051    118,300  SH          SOLE                118,300
ISHARES                  MSCI
                         TAIWAN        464286731   $    507     40,375  SH          SOLE                 40,375
ISHARES                  RUSSELL
                         2000          464287 65 5 $    573    500,000  SH  PUT     SOLE       2        500,000
LODGIAN INC              COM PAR $.01  54021P403   $  3,370  1,326,909  SH          SOLE              1,326,909
LORAL SPACE &
  COMMUNICATNS I         COM           543881 10 6 $  1,667     47,468  SH          SOLE       2         47,468
NETEASE COM INC          SPON ADR      64110W102   $    584     16,454  SH          SOLE                 16,454
NEW ORIENTAL ED &
  TECH GRP I             SPON ADR      647581107   $    541      6,329  SH          SOLE                  6,329

                                                                                                          Voting Authority
                                               Value (x                  SH/ Put/ Investment  Other   -------------------------
Name of Issuer     Title of Class    CUSIP      $1000)   Shrs or prn amt PRN Call Discretion Managers     Sole      Shared None
--------------     -------------- ----------- ---------- --------------- --- ---- ---------- -------- ------------- ------ ----
ORBITZ WORLDWIDE
  INC               COM           68557K109   $  391,381     55,046,598  SH          SOLE       1 (a)    55,046,598
REPUBLIC SVCS INC   COM           760759100   $  626,129     21,575,772  SH          SOLE       (b)      21,575,770
SANDRIDGE ENERGY
  INC               COM           80007P307   $    8,556      1,111,111  SH          SOLE        2        1,111,111
SOHU COM INC        COM           83408W103   $      726         13,305  SH          SOLE                    13,305
SPDR TR             S&P 500 ETF   78462F 10 3 $   23,400        200,000  SH          SOLE        2          200,000
SPDR TR             S&P 500 ETF   78462F 10 3 $      533      1,500,000  SH  PUT     SOLE        2        1,500,000
SPDR TR             S&P 500 ETF   78462F 10 3 $    1,740      3,000,000  SH  PUT     SOLE        2        3,000,000
SPDR TR             S&P 500 ETF   78462F 10 3 $    2,285      1,000,000  SH  PUT     SOLE        2        1,000,000
STANDARD PAC
  CORP NEW          COM           85375C101   $   17,281      3,823,200  SH          SOLE        2        3,823,200
TATA MTRS LTD       SPON ADR      876568 50 2 $    2,016        109,200  SH          SOLE                   109,200
TEAM HEALTH
  HOLDINGS, INC     COM           87817A 10   $  744,014  44,286,562.51  SH          SOLE             44,286,562.51
TRW AUTOMOTIVE
  HLDGS CORP        COM           87264S106   $1,029,507     36,021,930  SH          SOLE                36,021,930
VERSO PAPER CORP    COM           92531L 10 8 $    3,963      1,303,700  SH          SOLE        2        1,303,700
VITAMIN SHOPPE
  INC               COM           92849E 10 1 $      312         13,882  SH          SOLE                    13,882
WIPRO LTD- ADR      SPN ADR 1
                    SH            97651M109   $    1,223         52,900  SH          SOLE                    52,900

(a) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(b) The Republic Services, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.